PRUDENTIAL PREMIER® ADVISORSM VARIABLE ANNUITY SERIES

PRUDENTIAL PREMIER® RETIREMENT VARIABLE ANNUITY

PRUDENTIAL PREMIER® RETIREMENT VARIABLE ANNUITY B SERIESSM
PRUDENTIAL PREMIER® RETIREMENT VARIABLE ANNUITY L SERIESSM
PRUDENTIAL PREMIER® RETIREMENT VARIABLE ANNUITY C SERIESSM

PRUCO LIFE INSURANCE COMPANY
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

Supplement dated August 9, 2021
to Prospectuses dated April 30, 2021
This Supplement should be read in conjunction with the current Prospectus for your Annuity and should be retained for future reference. This Supplement is intended to update certain information in the Prospectus for the variable annuity you own and is not intended to be a prospectus or offer for any other variable annuity that you do not own. Defined terms used herein and not otherwise defined herein shall have the meanings given to them in the Prospectuses and Statements of Additional Information.
This Supplement contains information about a change to the AST Franklin 85/15 Diversified Allocation Portfolio of the Advanced Series Trust available through your Annuity. If you would like another copy of the current Annuity Prospectus, please call us at 1-888-PRU-2888.

Subadviser Change - AST Franklin 85/15 Diversified Allocation Portfolio
Effective on or about August 7, 2021, QS Investors, LLC, a wholly-owned subsidiary of Franklin Resources, Inc., will merge with and into Franklin Advisers, Inc., also a wholly-owned subsidiary of Franklin Resources. As a result of this merger, QS Investors, LLC is removed as a subadviser to AST Franklin 85/15 Diversified Allocation Portfolio and the "Investment Options" section of the Prospectus is changed as follows:

Portfolio Name	Investment Objective (s)	Portfolio Adviser/Subadviser
AST Franklin 85/15 Diversified Allocation Portfolio (formerly AST Legg Mason Diversified Growth Portfolio)	Seeks high risk-adjusted returns compared to its blended index.	Brandywine Global Investment Management, LLC ClearBridge Investments, LLC Franklin Advisers, Inc. Western Asset Management Company, LLC. Western Asset Management Company Limited

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.
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